Loans and asset quality - Loan Distribution and Industry Concentrations (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 61,540	$ 64,458
Unearned income on lease financings	394	527
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,911	2,617
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,900	4,654
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,051	14,689
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,528	15,654
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	708	854
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,100	5,500
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,800	17,600
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	48,895	50,425
Domestic | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,744	2,286
Domestic | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,900	4,639
Domestic | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,568	6,342
Domestic | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	772	989
Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,420	15,555
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	708	854
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	963	1,055	$ 911
Domestic | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,131	1,202	1,137
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,689	17,503	$ 19,340
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,645	14,033
Foreign | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	167	331
Foreign | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	15
Foreign | Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,483	8,347
Foreign | Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	527	736
Foreign | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	108	99
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,264	4,418
Foreign | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 96	$ 87